Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Real Estate [Abstract]
Land use rights	$ 4,083	$ 16,121
Less: accumulated amortization	(474)	(2,104)
Exchange differences	18	(28)
Land use rights, net	$ 3,627	$ 13,989